Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	401(k) Plan
Entity Tax Identification Number	13-2744380
EBP, Plan Number	001
Participant Contributions Transferred Late to the Plan		$ 338,265
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]		true
Contributions Not Corrected		$ 0
Contributions Corrected Outside VFCP		338,265
Contributions Pending Correction in VFCP		0
Total Fully Corrected Under VFCP and PTE 2002-51		$ 0